Note 2 - Securities - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Due in one year or less, amortized cost	$ 13,688
Due in one year or less, fair value	13,571
Due after one year through five years, amortized cost	72,281
Due after one year through five years, fair value	70,083
Due after five years through ten years, amortized cost	31,219
Due after five years through ten years, fair value	28,539
Due after ten years, amortized cost	4,466
Due after ten years, fair value	3,860
Debt securities available-for-sale, amortized cost	121,654	$ 123,210
Debt securities available-for-sale, fair value	$ 116,053	$ 118,439